Share capital and reserves, Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Share capital and reserves [Abstract]
Other reserves	$ 366	$ 0
Foreign currency translation reserve	$ (5,903)	$ 200